Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000193013 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	DBMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$91	0.83%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 91	[1]
Expense Ratio, Percent	0.83%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class Z shares returned 18.91%.
  In comparison, the Russell 2500™ Growth Index (the “Index”) returned 12.62% for the same period.
What affected the Fund’s performance?
  U.S. small- and mid-cap growth stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI buildout.
  Strong stock selection in consumer discretionary bolstered the Fund’s performance relative to the Index, as did positive stock selection and overweight exposure to communication services.
  Secondary positive contributors included stock selection in information technology, along with underweight exposure to energy.
  Poor stock selection in consumer staples, as well as disappointing stock selection and underweight exposure to financials, detracted most from relative returns.
  Lack of exposure to the positively performing utilities sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2500™ Growth Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class Z	18.91%	1.93%	11.56%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%

Performance Inception Date	Jan. 19, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 1,014,000,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 6,205,815
Investment Company Portfolio Turnover	131.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,014	76	$6,205,815	131.25%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000130460 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	DBMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$70	0.64%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 70	[2]
Expense Ratio, Percent	0.64%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class Y shares returned 19.11%.
  In comparison, the Russell 2500™ Growth Index (the “Index”) returned 12.62% for the same period.
What affected the Fund’s performance?
  U.S. small- and mid-cap growth stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI buildout.
  Strong stock selection in consumer discretionary bolstered the Fund’s performance relative to the Index, as did positive stock selection and overweight exposure to communication services.
  Secondary positive contributors included stock selection in information technology, along with underweight exposure to energy.
  Poor stock selection in consumer staples, as well as disappointing stock selection and underweight exposure to financials, detracted most from relative returns.
  Lack of exposure to the positively performing utilities sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2500™ Growth Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class Y	19.11%	2.10%	11.73%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,014,000,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 6,205,815
Investment Company Portfolio Turnover	131.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,014	76	$6,205,815	131.25%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000031760 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	SDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$81	0.74%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 81	[3]
Expense Ratio, Percent	0.74%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class I shares returned 18.99%.
  In comparison, the Russell 2500™ Growth Index (the “Index”) returned 12.62% for the same period.
What affected the Fund’s performance?
  U.S. small- and mid-cap growth stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI buildout.
  Strong stock selection in consumer discretionary bolstered the Fund’s performance relative to the Index, as did positive stock selection and overweight exposure to communication services.
  Secondary positive contributors included stock selection in information technology, along with underweight exposure to energy.
  Poor stock selection in consumer staples, as well as disappointing stock selection and underweight exposure to financials, detracted most from relative returns.
  Lack of exposure to the positively performing utilities sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2500™ Growth Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class I	18.99%	2.01%	11.62%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,014,000,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 6,205,815
Investment Company Portfolio Turnover	131.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,014	76	$6,205,815	131.25%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000075528 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	DBMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$197	1.81%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 197	[4]
Expense Ratio, Percent	1.81%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class C shares returned 17.74%.
  In comparison, the Russell 2500™ Growth Index (the “Index”) returned 12.62% for the same period.
What affected the Fund’s performance?
  U.S. small- and mid-cap growth stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI buildout.
  Strong stock selection in consumer discretionary bolstered the Fund’s performance relative to the Index, as did positive stock selection and overweight exposure to communication services.
  Secondary positive contributors included stock selection in information technology, along with underweight exposure to energy.
  Poor stock selection in consumer staples, as well as disappointing stock selection and underweight exposure to financials, detracted most from relative returns.
  Lack of exposure to the positively performing utilities sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2500™ Growth Index on 9/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	16.74%	*	0.95%	10.48%
without Deferred Sales Charge	17.74%		0.95%	10.48%
Russell 3000® Index (broad-based index)	17.41%		15.74%	14.71%
Russell 2500™ Growth Index	12.62%		7.76%	10.93%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,014,000,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 6,205,815
Investment Company Portfolio Turnover	131.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,014	76	$6,205,815	131.25%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000075527 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	DBMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$106	0.97%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 106	[5]
Expense Ratio, Percent	0.97%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class A shares returned 18.74%.
  In comparison, the Russell 2500™ Growth Index (the “Index”) returned 12.62% for the same period.
What affected the Fund’s performance?
  U.S. small- and mid-cap growth stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI buildout.
  Strong stock selection in consumer discretionary bolstered the Fund’s performance relative to the Index, as did positive stock selection and overweight exposure to communication services.
  Secondary positive contributors included stock selection in information technology, along with underweight exposure to energy.
  Poor stock selection in consumer staples, as well as disappointing stock selection and underweight exposure to financials, detracted most from relative returns.
  Lack of exposure to the positively performing utilities sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2500™ Growth Index on 9/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	11.93%	0.58%	10.69%
without Sales Charge	18.74%	1.77%	11.35%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 1,014,000,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 6,205,815
Investment Company Portfolio Turnover	131.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,014	76	$6,205,815	131.25%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000062293 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class A
Trading Symbol	NIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$117	1.04%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 117	[6]
Expense Ratio, Percent	1.04%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class A shares returned 25.66%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 14.99% for the same period.
What affected the Fund’s performance?
  International equities gained as strong employment levels, declining inflation and expectations of rate cuts supported macroeconomic conditions.
  Several factors contributed positively to relative performance, including industrial and financial positions.
  From a geographic perspective, the Fund’s strongest performers were located in the UK, Europe and Japan.
  Health care detracted from relative performance amid concerns over drug pricing and tariffs, and due to the sector’s defensive characteristics.
  Consumer staples holdings also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 9/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	18.42%	8.68%	6.36%
without Sales Charge	25.66%	9.98%	6.99%
MSCI EAFE® Index	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 237,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,363,067
Investment Company Portfolio Turnover	230.46%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$237	55	$1,363,067	230.46%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNYMellon International Core Equity Fund (“Acquired Fund”) and the fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of Shares of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000062294 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class C
Trading Symbol	NIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$201	1.79%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 201	[7]
Expense Ratio, Percent	1.79%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class C shares returned 24.72%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 14.99% for the same period.
What affected the Fund’s performance?
  International equities gained as strong employment levels, declining inflation and expectations of rate cuts supported macroeconomic conditions.
  Several factors contributed positively to relative performance, including industrial and financial positions.
  From a geographic perspective, the Fund’s strongest performers were located in the UK, Europe and Japan.
  Health care detracted from relative performance amid concerns over drug pricing and tariffs, and due to the sector’s defensive characteristics.
  Consumer staples holdings also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 9/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	23.88%	*	9.16%	6.19%
without Deferred Sales Charge	24.72%		9.16%	6.19%
MSCI EAFE® Index	14.99%		11.15%	8.17%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 237,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,363,067
Investment Company Portfolio Turnover	230.46%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$237	55	$1,363,067	230.46%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNYMellon International Core Equity Fund (“Acquired Fund”) and the fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of Shares of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000031772 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class I
Trading Symbol	SNIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$89	0.79%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 89	[8]
Expense Ratio, Percent	0.79%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class I shares returned 25.94%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 14.99% for the same period.
What affected the Fund’s performance?
  International equities gained as strong employment levels, declining inflation and expectations of rate cuts supported macroeconomic conditions.
  Several factors contributed positively to relative performance, including industrial and financial positions.
  From a geographic perspective, the Fund’s strongest performers were located in the UK, Europe and Japan.
  Health care detracted from relative performance amid concerns over drug pricing and tariffs, and due to the sector’s defensive characteristics.
  Consumer staples holdings also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class I	25.94%	10.26%	7.27%
MSCI EAFE® Index	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 237,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,363,067
Investment Company Portfolio Turnover	230.46%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$237	55	$1,363,067	230.46%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNYMellon International Core Equity Fund (“Acquired Fund”) and the fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of Shares of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000130462 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class Y
Trading Symbol	NIEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$89	0.79%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 89	[9]
Expense Ratio, Percent	0.79%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class Y shares returned 25.96%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 14.99% for the same period.
What affected the Fund’s performance?
  International equities gained as strong employment levels, declining inflation and expectations of rate cuts supported macroeconomic conditions.
  Several factors contributed positively to relative performance, including industrial and financial positions.
  From a geographic perspective, the Fund’s strongest performers were located in the UK, Europe and Japan.
  Health care detracted from relative performance amid concerns over drug pricing and tariffs, and due to the sector’s defensive characteristics.
  Consumer staples holdings also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI EAFE® Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class Y	25.96%	10.25%	7.29%
MSCI EAFE® Index	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 237,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,363,067
Investment Company Portfolio Turnover	230.46%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$237	55	$1,363,067	230.46%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNYMellon International Core Equity Fund (“Acquired Fund”) and the fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of Shares of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000171546 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class Y
Trading Symbol	BOSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$114	1.10%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 114	[10]
Expense Ratio, Percent	1.10%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class Y shares returned 6.55%.
  In comparison, the Russell 2000® Value Index (the “Index”) returned 7.88% for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI build-out.
  Stock selection in energy, along with overweight exposure and strong stock selection in information technology, were the main contributors to the Fund’s performance relative to the Index.
  Secondary positive contributors included positioning and stock selection in industrials and real estate, followed by stock selection in materials.
  Challenging stock selection and underweight exposure in financials and consumer staples were the most significant detractors from relative returns.
  Secondary detractors included disappointing stock selection in communication services and health care, and stock selection and overweight exposure in consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Value Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class Y	6.55%	13.77%	9.20%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 54,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 445,478
Investment Company Portfolio Turnover	58.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$54	112	$445,478	58.55%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNY Mellon Opportunistic Small Cap Fund (“Acquired Fund”) and the Fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the Fund in a tax-free exchange for Class A shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of shares (with holders of Investor shares of the Acquired Fund receiving Class A shares of the Fund) of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000031777 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class I
Trading Symbol	STSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$119	1.15%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 119	[11]
Expense Ratio, Percent	1.15%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class I shares returned 6.50%.
  In comparison, the Russell 2000® Value Index (the “Index”) returned 7.88% for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI build-out.
  Stock selection in energy, along with overweight exposure and strong stock selection in information technology, were the main contributors to the Fund’s performance relative to the Index.
  Secondary positive contributors included positioning and stock selection in industrials and real estate, followed by stock selection in materials.
  Challenging stock selection and underweight exposure in financials and consumer staples were the most significant detractors from relative returns.
  Secondary detractors included disappointing stock selection in communication services and health care, and stock selection and overweight exposure in consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Value Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class I	6.50%	13.71%	9.15%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 54,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 445,478
Investment Company Portfolio Turnover	58.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$54	112	$445,478	58.55%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNY Mellon Opportunistic Small Cap Fund (“Acquired Fund”) and the Fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the Fund in a tax-free exchange for Class A shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of shares (with holders of Investor shares of the Acquired Fund receiving Class A shares of the Fund) of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000171545 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class C
Trading Symbol	BOSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$238	2.32%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 238	[12]
Expense Ratio, Percent	2.32%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class C shares returned 5.28%.
  In comparison, the Russell 2000® Value Index (the “Index”) returned 7.88% for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI build-out.
  Stock selection in energy, along with overweight exposure and strong stock selection in information technology, were the main contributors to the Fund’s performance relative to the Index.
  Secondary positive contributors included positioning and stock selection in industrials and real estate, followed by stock selection in materials.
  Challenging stock selection and underweight exposure in financials and consumer staples were the most significant detractors from relative returns.
  Secondary detractors included disappointing stock selection in communication services and health care, and stock selection and overweight exposure in consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Value Index on 9/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	4.36%	*	12.38%	7.98%
without Deferred Sales Charge	5.28%		12.38%	7.98%
Russell 3000® Index (broad-based index)	17.41%		15.74%	14.71%
Russell 2000® Value Index	7.88%		14.59%	9.23%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 54,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 445,478
Investment Company Portfolio Turnover	58.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$54	112	$445,478	58.55%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNY Mellon Opportunistic Small Cap Fund (“Acquired Fund”) and the Fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the Fund in a tax-free exchange for Class A shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of shares (with holders of Investor shares of the Acquired Fund receiving Class A shares of the Fund) of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000123289 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class A
Trading Symbol	RUDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$152	1.47%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 152	[13]
Expense Ratio, Percent	1.47%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class A shares returned 6.14%.
  In comparison, the Russell 2000® Value Index (the “Index”) returned 7.88% for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited from a healthy corporate environment, along with a surge in investment tied to the AI build-out.
  Stock selection in energy, along with overweight exposure and strong stock selection in information technology, were the main contributors to the Fund’s performance relative to the Index.
  Secondary positive contributors included positioning and stock selection in industrials and real estate, followed by stock selection in materials.
  Challenging stock selection and underweight exposure in financials and consumer staples were the most significant detractors from relative returns.
  Secondary detractors included disappointing stock selection in communication services and health care, and stock selection and overweight exposure in consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Value Index on 9/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	0.02%	12.01%	8.19%
without Sales Charge	6.14%	13.34%	8.83%
Russell 3000® Index (broad-based index)	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 54,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 445,478
Investment Company Portfolio Turnover	58.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$54	112	$445,478	58.55%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNY Mellon Opportunistic Small Cap Fund (“Acquired Fund”) and the Fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the Fund in a tax-free exchange for Class A shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Acquired Fund’s net assets and the assumption by the Fund of the stated liabilities of the Acquired Fund, the distribution of the corresponding class of shares (with holders of Investor shares of the Acquired Fund receiving Class A shares of the Fund) of the Fund to Acquired Fund shareholders and the subsequent termination of the Acquired Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Acquired Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[7]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[8]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[9]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[10]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[11]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[12]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[13]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.